UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULES OF INVESTMENTS.

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	92.8%
AIR TRANSPORT	1.7%
CPI AEROSTRUCTURES, INC.*		26,900	$400,003

AUTO PARTS	5.2%
AMERIGON, INC.*		73,400	1,187,612

BACK OFFICE SUPPORT	2.4%
ON ASSIGNMENT, INC.*		31,200	545,064

BANKS - DIVERSIFIED	3.7%
BRYN MAWR BANK CORP.		13,600	305,184
CARDINAL FINANCIAL CORP.		22,400	253,120
EAGLE BANCORP, INC.*		11,900	199,206
FIRST SAVINGS FINANCIAL GROUP, INC.*		5,000	85,550
			843,060

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	1.7%
BOFI HLDG., INC.*		14,500	247,660
UNITED FINANCIAL BANCORP, INC.		8,800	139,216
			386,876

COMMERCIAL SERVICES	1.7%
POINTS INTERNATIONAL LTD.*		36,200	381,548

COMMUNICATIONS	1.8%
CLEARONE COMMUNICATIONS, INC.*		33,300	149,850
PROCERA NETWORKS, INC.*		12,200	272,792
			422,642

COMPUTER SERVICES SOFTWARE & SYSTEMS	14.6%
DATAWATCH CORP.*		6,100	81,069
DIGIMARC CORP.*		15,000	419,100
EGAIN COMMUNICATIONS CORP.*		14,300	85,800
GUIDANCE SOFTWARE, INC.*		9,200	101,660
KENEXA CORP.*		14,900	465,476
KEYNOTE SYSTEMS, INC.		6,400	126,464
MAGIC SOFTWARE ENTERPRISES LTD.*		7,900	50,718
PERFICIENT, INC.*		9,600	115,296
TANGOE, INC.*		22,000	413,820
VASCO DATA SECURITY INTERNATIONAL, INC.*		23,500	253,565
VIRTUSA CORP.*		11,500	198,605
WEB.COM GROUP, INC.*		52,500	757,575
ZIX CORP.*		91,500	266,265
			3,335,413

COMPUTER TECHNOLOGY	6.1%
ALLOT COMMUNICATIONS LTD.*		7,700	179,025
DATALINK CORP.*		29,195	277,936
GREENWAY MEDICAL TECHNOLOGIES, INC.*		17,100	261,288
MITEK SYSTEMS, INC.*		28,700	332,920
SILICOM LTD.*		17,400	310,416
XATA CORP.*		14,012	18,216
			1,379,801

DIVERSIFIED CHEMICALS	1.4%
ADA-ES, INC.*		13,400	325,754

DIVERSIFIED METALS & MINERALS	0.2%
OPTICAL CABLE CORP.		13,500	47,385

DRUG & GROCERY STORE CHAINS	0.1%
QKL STORES, INC.*		41,900	33,101

EDUCATION SERVICES	3.1%
HEALTHSTREAM, INC.*		30,900	716,571

ELECTRONICS COMPONENTS	6.2%
ACACIA RESEARCH CORP.*		28,300	1,181,242
LECROY CORP.*		21,500	223,385
			1,404,627

ENGINEERING & CONTRACTING SERVICES	3.5%
MISTRAS GROUP, INC.*		33,100	788,442

FORMS & BULK PRINTING SERVICES	0.8%
MULTI-COLOR CORP.		7,800	175,578

GAUGES & METERS	0.3%
CLEARFIELD, INC.*		11,500	62,445

GOLD	0.5%
RICHMONT MINES, INC.*		14,000	108,920

HEALTHCARE SERVICES	4.5%
IPC THE HOSPITALIST CO., INC.*		10,480	386,817
MEDIDATA SOLUTIONS, INC.*		24,200	644,688
			1,031,505

INDUSTRIAL MACHINERY	4.6%
HARDINGE, INC.		25,300	239,338
KADANT, INC.*		6,700	159,594
MANITEX INTERNATIONAL, INC.*		29,700	217,701
TAYLOR DEVICES, INC.*		2,300	23,442
TWIN DISC, INC.		15,300	399,177
			1,039,252

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.6%
ENDOLOGIX, INC.*		40,500	593,325

MEDICAL EQUIPMENT	0.8%
SYNERON MEDICAL LTD.*		16,200	173,664

OIL CRUDE PRODUCER	6.1%
CALLON PETROLEUM CO.*		28,400	178,636
EARTHSTONE ENERGY, INC.*		2,600	55,874
GEORESOURCES, INC.*		27,900	913,446
PANHANDLE OIL & GAS, INC.		7,900	232,892
			1,380,848

OIL WELL EQUIPMENT & SERVICES	3.3%
FLOTEK INDUSTRIES, INC.*		29,500	354,590
MITCHAM INDUSTRIES, INC.*		17,800	399,788
			754,378

PAPER	0.2%
THE LGL GROUP, INC.*		5,400	39,204

PHARMACEUTICALS	4.7%
DUSA PHARMACEUTICALS, INC.*		96,600	604,716
HI-TECH PHARMACAL CO., INC.*		13,100	470,683
			1,075,399

RECREATIONAL VEHICLES & BOATS	0.9%
ARCTIC CAT, INC.*		3,500	149,940
MARINE PRODUCTS CORP.		8,900	52,955
			202,895

RENTAL & LEASING SERVICES - CONSUMER	0.4%
CAI INTERNATIONAL, INC.*		5,400	98,172

SEMICONDUCTORS & COMPONENTS	0.7%
AUTHENTEC, INC.*		47,700	150,732

SPECIALTY MACHINERY	1.0%
HURCO COMPANIES, INC.*		8,400	237,300

SPECIALTY RETAIL	5.6%
BODY CENTRAL CORP.*		35,800	1,038,916
STAMPS.COM, INC.*		8,400	234,192
			1,273,108

TELECOMMUNICATIONS EQUIPMENT	0.4%
SYMMETRICOM, INC.*		17,600	101,552

TEXTILES - APPAREL & SHOES	1.1%
G-III APPAREL GROUP LTD.*		8,600	244,412

UTILITIES - TELECOMMUNICATIONS	0.4%
WI-LAN, INC.		17,400	89,610

WHOLESALE & INTERNATIONAL TRADE	0.5%
WAYSIDE TECHNOLOGY GROUP, INC.		7,500	106,575

TOTAL EQUITIES
(COST: $14,956,338)			$21,136,773

PREFERRED STOCK	1.4%
BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING
BOFI HLDG., INC.(a)		300	$317,278

TOTAL PREFERRED STOCK
(COST: $300,000)			$317,278

CORPORATE BONDS	2.2%	FACE AMOUNT	VALUE
HEALTHCARE FACILITIES
ADCARE HEALTH SYSTEMS, INC. (10.00%, 10/26/13)(a)		500,000	$505,920

TOTAL CORPORATE BONDS
(COST: $500,000)			$505,920

TOTAL INVESTMENTS	96.4%
(COST: $15,756,338)			$21,959,971

OTHER ASSETS LESS LIABILITIES	3.6%		827,415

NET ASSETS - 100% (EQUIVALENT TO $12.46 PER SHARE BASED ON 1,828,413 SHARES OUTSTANDING)			$22,787,386

Cost of Investments is $15,802,543 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$6,890,681
Gross unrealized depreciation			(733,253)
Net unrealized appreciation			$6,157,428

(a) Fair valued security

* Non-income producing security during the period ended March 31, 2012

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	101.0%
ADVERTISING AGENCY	2.4%
TRAVELZOO, INC.*		26,200	$602,600
VALUECLICK, INC.*		49,600	979,104
			1,581,704

AGRICULTURAL MACHINERY	1.2%
TITAN MACHINERY, INC.*		27,400	772,680

ASSET MANAGEMENT & CUSTODIAN	0.5%
FINANCIAL ENGINES, INC.*		14,200	317,512

AUTO PARTS	2.7%
AMERIGON, INC.*		110,300	1,784,654

BACK OFFICE SUPPORT	3.7%
EXLSERVICE HLDGS., INC.*		59,600	1,635,424
THE ADVISORY BOARD CO.*		8,700	770,994
			2,406,418

BANKS - SAVINGS/ THRIFTS & MORTGAGE LENDING	0.8%
BERKSHIRE HILLS BANCORP, INC.		23,000	527,160

BIOTECHNOLOGY	2.9%
MOMENTA PHARMACEUTICALS, INC.*		17,400	266,568
VIROPHARMA, INC.*		53,400	1,605,738
			1,872,306

COMMUNICATIONS	2.6%
ACME PACKET, INC.*		16,100	443,072
ARUBA NETWORKS, INC.*		55,400	1,234,312
			1,677,384

COMPUTER SERVICES SOFTWARE & SYSTEMS	19.6%
BROADSOFT, INC.*		33,100	1,266,075
DEALERTRACK HLDGS., INC.*		55,200	1,670,352
INTERACTIVE INTELLIGENCE, INC.*		46,400	1,415,664
KENEXA CORP.*		56,000	1,749,440
LOGMEIN, INC.*		27,100	954,733
OPENTABLE, INC.*		32,900	1,331,463
REALPAGE, INC.*		19,634	376,384
TALEO CORP.*		25,200	1,157,436
TANGOE, INC.*		97,100	1,826,451
WEB.COM GROUP, INC.*		79,700	1,150,071
			12,898,069

COMPUTER TECHNOLOGY	2.9%
21VIANET GROUP, INC. ADR*		115,600	1,312,060
STRATASYS, INC.*		16,500	602,580
			1,914,640

CONSUMER SERVICES - MISC.	1.2%
51JOB, INC. ADR*		14,000	796,040

ELECTRONICS	2.9%
IPG PHOTONICS CORP.*		37,100	1,931,055

ELECTRONICS COMPONENTS	5.5%
ACACIA RESEARCH CORP.*		85,800	3,581,292

ENGINEERING & CONTRACTING SERVICES	1.9%
MISTRAS GROUP, INC.*		52,300	1,245,786

GAUGES & METERS	3.4%
FARO TECHNOLOGIES, INC.*		38,400	2,239,872

HEALTHCARE SERVICES	9.3%
HMS HLDGS. CORP.*		39,900	1,245,279
MEDIDATA SOLUTIONS, INC.*		59,100	1,574,424
MWI VETERINARY SUPPLY, INC.*		4,000	352,000
SXC HEALTH SOLUTIONS CORP.*		39,200	2,938,432
			6,110,135

INDUSTRIAL MACHINERY	1.2%
TWIN DISC, INC.		29,300	764,437

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	1.6%
ALIGN TECHNOLOGY, INC.*		31,000	854,050
ORASURE TECHNOLOGIES, INC.*		18,800	216,012
			1,070,062

OIL CRUDE PRODUCER	5.7%
GEORESOURCES, INC.*		19,900	651,526
GULFPORT ENERGY CORP.*		67,300	1,959,776
NORTHERN OIL & GAS, INC.*		56,000	1,161,440
			3,772,742

OIL WELL EQUIPMENT & SERVICES	1.2%
BASIC ENERGY SERVICES, INC.*		31,500	546,525
TESCO CORP.*		18,700	265,353
			811,878

PHARMACEUTICALS	2.2%
IMPAX LABORATORIES, INC.*		58,200	1,430,556

PHOTOGRAPHY	5.2%
IMAX CORP.*		140,300	3,428,932

REAL ESTATE	1.6%
ZILLOW, INC.*		29,000	1,032,110

SEMICONDUCTORS & COMPONENTS	6.0%
CEVA, INC.*		51,800	1,176,378
CIRRUS LOGIC, INC.*		35,200	837,760
MELLANOX TECHNOLOGIES LTD.*		20,700	865,881
SPREADTRUM COMMUNICATIONS, INC. ADR		65,200	1,075,800
			3,955,819

SPECIALTY RETAIL	6.6%
FRANCESCA'S HLDGS. CORP.*		86,600	2,737,426
RUE21, INC.*		34,500	1,012,230
TEAVANA HLDGS., INC.*		31,400	619,208
			4,368,864

TEXTILES - APPAREL & SHOES	3.7%
G-III APPAREL GROUP LTD.*		19,900	565,558
OXFORD INDUSTRIES, INC.*		12,900	655,578
VERA BRADLEY, INC.*		40,500	1,222,695
			2,443,831

TRUCKERS	1.7%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		63,000	1,093,050

UTILITIES - TELECOMMUNICATIONS	0.8%
WI-LAN, INC.		98,800	508,820

TOTAL EQUITIES
(COST: $53,746,795)			$66,337,808

TOTAL INVESTMENTS	101.0%
(COST: $53,746,795)			$66,337,808

OTHER LIABILITIES LESS ASSETS	(1.0%)		(638,156)

NET ASSETS - 100% (EQUIVALENT TO $20.49 PER SHARE BASED ON 3,206,342 SHARES OUTSTANDING)			$65,699,652

Cost of Investments is $54,104,503 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$16,001,955
Gross unrealized depreciation			(3,768,650)
Net unrealized appreciation			$12,233,305

* Non-income producing security during the period ended March 31, 2012

ADR - American depositary receipt

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.9%
ADVERTISING AGENCY	1.6%
VALUECLICK, INC.*		6,600	$130,284

AUTO PARTS	3.9%
AMERIGON, INC.*		12,800	207,104
GENTEX CORP.		4,900	120,050
			327,154

BACK OFFICE SUPPORT	1.6%
LIQUIDITY SERVICES, INC.*		3,000	134,400

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	4.0%
BOFI HLDG., INC.*		7,100	121,268
TERRITORIAL BANCORP, INC.		5,700	118,617
UNITED FINANCIAL BANCORP, INC.		6,000	94,920
			334,805

COMMERCIAL SERVICES	1.6%
SINA CORP.*		2,000	130,000

COMMUNICATIONS	4.2%
ACME PACKET, INC.*		2,900	79,808
JDS UNIPHASE CORP.*		8,000	115,920
POLYCOM, INC.*		8,200	156,374
			352,102

COMPUTER SERVICES SOFTWARE & SYSTEMS	7.7%
BROADSOFT, INC.*		1,700	65,025
KENEXA CORP.*		4,900	153,076
OPENWAVE SYSTEMS, INC.*		25,900	58,793
PROS HLDGS., INC.*		12,600	235,620
TANGOE, INC.*		7,000	131,670
			644,184

COMPUTER TECHNOLOGY	1.4%
21VIANET GROUP, INC. ADR*		10,300	116,905

CONSUMER ELECTRONICS	1.4%
HARMAN INTERNATIONAL INDUSTRIES, INC.		2,400	112,344

CONSUMER LENDING	2.9%
ENCORE CAPITAL GROUP, INC.*		5,200	117,260
FIRST CASH FINANCIAL SERVICES, INC.*		2,900	124,381
			241,641

CONSUMER SERVICES - MISC.	1.8%
MERCADOLIBRE, INC.		1,500	146,685

DRUG & GROCERY STORE CHAINS	0.8%
THE FRESH MARKET, INC.*		1,300	62,335

EDUCATION SERVICES	1.6%
HEALTHSTREAM, INC.*		5,900	136,821

ELECTRONICS	1.4%
IPG PHOTONICS CORP.*		2,200	114,510

ELECTRONICS COMPONENTS	6.3%
ACACIA RESEARCH CORP.*		12,550	523,837

FINANCIAL DATA & SYSTEMS	0.9%
FAIR ISAAC CORP.		1,700	74,630

HEALTHCARE MANAGEMENT SERVICES	1.6%
CATALYST HEALTH SOLUTIONS, INC.*		2,100	133,833

HEALTHCARE SERVICES	5.4%
HMS HLDGS. CORP.*		3,900	121,719
OMNICELL, INC.*		10,400	158,184
SXC HEALTH SOLUTIONS CORP.*		2,300	172,408
			452,311

HOUSEHOLD FURNISHINGS	2.6%
SELECT COMFORT CORP.*		6,800	220,252

INDUSTRIAL MACHINERY	1.1%
TWIN DISC, INC.		3,500	91,315

LEISURE TIME	1.3%
HOMEAWAY, INC.*		4,200	106,386

LIFE INSURANCE	0.8%
STANCORP FINANCIAL GROUP, INC.*		1,700	69,598

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	6.0%
NEOGEN CORP.*		4,300	168,001
SURMODICS, INC.*		6,500	99,905
THE COOPER COS., INC.		1,000	81,710
VOLCANO CORP.*		5,200	147,576
			497,192

MEDICAL EQUIPMENT	3.7%
SYNERGETICS USA, INC.*		25,200	163,800
ZOLL MEDICAL CORP.*		1,600	148,208
			312,008

MEDICAL SERVICES	1.6%
ERESEARCH TECHNOLOGY, INC.*		17,300	135,286

OFFICE SUPPLIES EQUIPMENT	3.0%
ELECTRONICS FOR IMAGING, INC.*		6,900	114,678
ZEBRA TECHNOLOGIES CORP.*		3,300	135,894
			250,572

OFFSHORE DRILLING	0.7%
HERCULES OFFSHORE, INC.*		12,800	60,544

OIL CRUDE PRODUCER	3.5%
ENDEAVOUR INTERNATIONAL CORP.*		9,900	117,315
ENERGY XXI (BERMUDA) LTD.*		3,300	119,163
MAGNUM HUNTER RESOURCES CORP.*		8,700	55,767
			292,245

OIL WELL EQUIPMENT & SERVICES	0.8%
MATRIX SERVICE CO.*		4,800	67,248

PAPER	1.4%
SCHWEITZER-MAUDUIT INTERNATIONAL, INC.		1,700	117,402

PHARMACEUTICALS	1.3%
MEDICIS PHARMACEUTICAL CORP.		2,900	109,011

PHOTOGRAPHY	2.8%
IMAX CORP.*		9,700	237,068

POLLUTION CONTROL	1.7%
TEAM, INC.*		4,600	142,370

RAILROADS	1.3%
GENESEE & WYOMING, INC.*		2,000	109,160

RESTAURANTS	1.2%
CARIBOU COFFEE CO., INC.*		5,300	98,792

SEMICONDUCTORS & COMPONENTS	5.6%
CAVIUM, INC.*		4,100	126,854
MINDSPEED TECHNOLOGIES, INC.*		16,200	103,194
SPREADTRUM COMMUNICATIONS, INC. ADR		6,600	108,900
VOLTERRA SEMICONDUCTOR CORP.*		3,800	130,777
			469,725

SPECIALTY RETAIL	3.5%
ULTA SALON, COSMETICS & FRAGRANCE, INC.		1,800	167,202
VITAMIN SHOPPE, INC.*		2,900	128,209
			295,411

TEXTILES - APPAREL & SHOES	3.0%
STEVE MADDEN LTD.*		3,075	131,456
VERA BRADLEY, INC.*		3,800	114,722
			246,178

TRUCKERS	1.3%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		6,100	105,835

UTILITIES - TELECOMMUNICATIONS	0.6%
WI-LAN, INC.		10,100	52,015

TOTAL EQUITIES
(COST: $6,742,744)			$8,254,394

TOTAL INVESTMENTS	98.9%
(COST: $6,742,744)			$8,254,394

OTHER ASSETS LESS LIABILITIES	1.1%		94,005

NET ASSETS - 100% (EQUIVALENT TO $12.61 PER SHARE BASED ON 662,020 SHARES OUTSTANDING)			$8,348,399

Cost of Investments is $6,779,886 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,651,053
Gross unrealized depreciation			(176,545)
Net unrealized appreciation			$1,474,508

* Non-income producing security during the period ended March 31, 2012

ADR - American depositary receipt

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.2%
AUTO COMPONENTS	2.2%
TIANNENG POWER INTERNATIONAL LTD.*		1,000,000	$580,770
XINYI GLASS HLDG. CO. LTD.*		4,000,000	2,441,553
			3,022,323

AUTOMOBILES	1.4%
GREAT WALL MOTOR CO. LTD.*		1,000,000	1,944,486

BIOTECHNOLOGY	0.4%
3SBIO, INC., LTD. ADR*		39,000	577,204

CHEMICALS	4.0%
CHINA SANJIANG FINE CHEMICALS CO. LTD.*		1,245,000	408,825
DONGYUE GROUP*		3,000,000	2,758,337
YINGDE GASES GROUP CO.*		2,000,000	2,271,571
			5,438,733

COMMERCIAL SERVICE & SUPPLY	2.4%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		7,000,000	3,290,172

COMMUNICATIONS EQUIPMENT	0.6%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		300,000	815,138

COMPUTERS & PERIPHERALS	2.1%
CATCHER TECHNOLOGY CO. LTD.*		400,000	2,825,730

CONSTRUCTION & ENGINEERING	2.8%
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		4,000,000	3,724,141

CONSTRUCTION MATERIALS	1.1%
CHINA RESOURCES CEMENT HLDGS. LTD.*		2,000,000	1,478,324

CONTAINERS & PACKAGING	3.1%
CPMC HLDGS. LTD.*		3,000,000	1,792,532
GREATVIEW ASEPTIC PACKAGING CO. LTD.*		4,593,000	2,413,150
			4,205,682

DIVERSIFIED CONSUMER SERVICES	1.2%
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		60,000	1,647,600

ELECTRICAL EQUIPMENT	3.6%
HARBIN ELECTRIC CO. LTD.*		2,400,000	2,515,727
WASION GROUP HLDGS. LTD.*		5,000,000	2,324,369
			4,840,096

ELECTRONIC EQUIPMENT & INSTRUMENTS	2.8%
DIGITAL CHINA HLDGS. LTD.*		150,000	297,854
FLEXIUM INTERCONNECT, INC.*		200,000	809,771
GENIUS ELECTRONIC OPTICAL CO. LTD.*		50,000	503,143
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		6,000,000	2,202,033
			3,812,801

FOOD PRODUCTS	3.4%
BIOSTIME INTERNATIONAL HLDGS. LTD.*		1,800,000	4,631,224

FOOD & STAPLES RETAILING	0.0%
FU JI FOOD & CATERING SERVICES HLDGS. LTD.(a)*		1,325,000	-

GAS UTILITIES	3.6%
CHINA RESOURCES GAS GROUP LTD.*		2,500,000	4,783,949

HEALTHCARE EQUIPMENT & SUPPLIES	5.2%
CHINA KANGHUI HLDGS. ADR*		146,700	2,788,767
CHINA MEDICAL SYSTEM HLDGS. LTD.*		1,000,000	728,860
SHANDONG WEIGAO GROUP MEDICAL POLYMER CO. LTD.*		2,300,000	2,627,116
TRAUSON HLDGS. CO. LTD.*		2,504,000	870,614
			7,015,357

HOTELS RESTAURANTS & LEISURE	3.3%
GALAXY ENTERTAINMENT GROUP LTD.*		1,600,000	4,419,520

HOUSEHOLD DURABLES	1.1%
TECHTRONIC INDUSTRIES CO. LTD.*		1,100,000	1,487,338

HOUSEHOLD PRODUCTS	3.4%
VINDA INTERNATIONAL HLDGS. LTD.*		3,000,000	4,635,860

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	2.6%
CHINA POWER INTERNATIONAL DEVELOPMENT LTD.*		5,000,000	1,094,578
HUANENG RENEWABLES CORP. LTD.*		10,000,000	2,420,949
			3,515,527

INFORMATION TECHNOLOGY SERVICES	2.6%
51JOB, INC. ADR*		40,000	2,274,400
HISOFT TECHNOLOGY INTERNATIONAL LTD. ADR*		85,200	1,279,704
			3,554,104

INTERNET SOFTWARE & SERVICES	13.0%
21VIANET GROUP, INC. ADR*		280,000	3,178,000
CHANGYOU.COM LTD. ADR*		70,000	1,900,500
NETEASE.COM, INC. ADR*		60,000	3,486,000
QIHOO 360 TECHNOLOGY CO. LTD.*		150,000	3,667,500
SINA CORP.*		42,000	2,730,000
SOHU.COM, INC.*		20,000	1,103,400
YOUKU.COM, INC. ADR*		65,000	1,429,350
			17,494,750

MACHINERY	5.8%
AIRTAC INTERNATIONAL GROUP*		200,000	1,040,167
HAITIAN INTERNATIONAL HLDGS. LTD.*		1,500,000	1,682,431
HIWIN TECHNOLOGIES CORP.*		200,000	2,256,518
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.*		2,000,000	1,511,805
ZOOMLION HEAVY INDUSTRY SCIENCE & TECHNOLOGY CO. LTD.*		1,050,000	1,398,098
			7,889,019

MARINE	0.7%
SITC INTERNATIONAL HLDGS. CO. LTD.*		3,000,000	938,762

MEDIA	0.1%
BONA FILM GROUP LTD.*		24,200	126,082

METALS & MINING	5.4%
CHIHO-TIANDE GROUP LTD.*		2,000,000	1,055,946
CHU KONG PETROLEUM & NATURAL GAS STEEL PIPE HLDGS. LTD.*		8,000,000	2,802,120
MONGOLIAN MINING CORP.*		2,800,000	2,660,983
ZHAOJIN MINING INDUSTRY CO. LTD.*		500,000	838,318
			7,357,367

MULTILINE RETAIL	1.1%
GOLDEN EAGLE RETAIL GROUP LTD.*		600,000	1,532,924

OIL, GAS, & CONSUMABLE FUELS	0.9%
MIE HLDGS. CORP.*		3,610,000	1,176,130

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.(a)		5,760,000	-

REAL ESTATE MANAGEMENT & DEVELOPMENT	1.7%
AGILE PROPERTY HLDGS. LTD.*		1,000,000	1,153,814
LONGFOR PROPERTIES CO. LTD.*		800,000	1,120,848
SYSWIN, INC. ADR*		53,400	48,060
			2,322,722

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	3.9%
RADIANT OPTO-ELECTRONICS CORP.*		800,000	3,550,797
SPREADTRUM COMMUNICATIONS, INC. ADR		100,000	1,650,000
			5,200,797

SOFTWARE	3.5%
AUTONAVI HLDGS. LTD. ADR*		120,000	1,506,000
NETDRAGON WEBSOFT, INC.*		1,000,000	592,360
NETQIN MOBILE, INC. ADR*		241,600	2,570,624
			4,668,984

SPECIALTY RETAIL	3.7%
CHINA ZHENGTONG AUTO SERVICES HLDGS. LTD.*		500,000	500,930
EMPEROR WATCH & JEWELLERY LTD.*		28,000,000	4,434,972
			4,935,902

TEXTILE APPAREL & LUXURY GOODS	1.8%
DAPHNE INTERNATIONAL HLDGS. LTD.*		1,500,000	2,055,231
SITOY GROUP HLDGS. LTD.*		1,000,000	440,407
			2,495,638

WIRELESS TELECOMMUNICATION SERVICE	1.7%
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		1,090,513	2,238,448

TOTAL EQUITIES
(COST: $120,681,803)			$130,042,834

	1.0%	UNITS	VALUE
OTHER INVESTMENT COMPANIES
ISHARES FTSE CHINA 25 INDEX FUND*		35,000	$1,283,275

TOTAL OTHER INVESTMENT COMPANIES
(COST : $1,294,450)			$1,283,275

TOTAL INVESTMENTS	97.2%		$131,326,109
(COST: $121,976,253)

OTHER ASSETS LESS LIABILITIES	2.8%		3,726,528

NET ASSETS - 100% (EQUIVALENT TO $10.39 PER SHARE BASED ON 12,994,133 SHARES OUTSTANDING)			$135,052,637

Cost of Investments is $123,485,898 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$19,099,398
Gross unrealized depreciation			(11,259,187)
Net unrealized appreciation			$7,840,211

(a) Fair valued security

* Non-income producing security during the period ended March 31, 2012

ADR - American depositary receipt

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the people's republic of China and Hong Kong)		89.1%
Taiwan		8.1%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.4%
AUSTRALIA	9.4%
AUSDRILL LTD.*		54,966	$239,703
BOART LONGYEAR GROUP		85,500	368,431
BURU ENERGY LTD.*		79,700	265,835
IMDEX LTD.		120,335	378,933
NRW HLDGS. LTD.		107,069	460,266
			1,713,168

CANADA	9.4%
BIRD CONSTRUCTION, INC.		3,300	49,627
COASTAL ENERGY CO.*		1,600	25,040
INMET MINING CORP.*		2,300	130,052
LUMINA COPPER CORP.*		22,000	360,619
MARTINREA INTERNATIONAL, INC.*		4,200	44,634
PAN ORIENT ENERGY CORP.*		82,200	335,409
PMI GOLD CORP.*		298,300	364,856
SXC HEALTH SOLUTIONS CORP.*		2,400	180,316
TAG OIL LTD.*		25,100	226,478
			1,717,031

CHINA	1.7%
BIOSTIME INTERNATIONAL HLDGS. LTD.*		119,000	306,175

FINLAND	1.0%
NOKIAN RENKAAT OYJ*		3,800	185,188

FRANCE	3.7%
FAURECIA*		4,700	126,747
GEMALTO NV*		4,300	283,822
VALEO SA*		5,200	272,695
			683,264

GERMANY	7.0%
AURELIUS AG*		7,816	326,279
DUERR AG*		7,300	464,702
FREENET AG*		14,700	237,815
SKY DEUTSCHLAND AG*		91,300	252,667
			1,281,463

HONG KONG	1.3%
HUTCHISON TELECOMMUNICATIONS HONG KONG HLDGS. LTD.*		540,000	228,780

IRELAND	1.0%
PROVIDENCE RESOURCES PLC*		23,900	176,230

ITALY	0.4%
DE'LONGHI SPA*		6,000	74,181

JAPAN	18.0%
AIN PHARMACIEZ, INC.		5,000	268,515
ANRITSU CORP.		33,000	432,186
GREE, INC.		12,300	310,435
MEGANE TOP CO. LTD.		20,300	231,769
MONOTARO CO. LTD.*		20,600	316,827
MOSHI MOSHI HOTLINE, INC.		29,600	295,750
NICHII GAKKAN CO.		21,800	291,826
SERIA CO. LTD.		20,000	262,172
THK CO. LTD.		4,600	93,534
TOHO HLDGS. CO. LTD.		23,300	413,809
TSURUHA HLDGS., INC.*		4,900	288,601
VALOR CO. LTD.		5,600	93,300
			3,298,724

NEW ZEALAND	0.6%
NEW ZEALAND ENERGY CORP.*		41,800	116,920

NORWAY	3.1%
AKER SOLUTIONS ASA*		17,300	292,700
ELECTROMAGNETIC GEOSERVICES AS*		91,900	271,113
			563,813

SINGAPORE	1.5%
STX OSV HLDGS. LTD.*		190,000	266,775

SWEDEN	5.1%
CDON GROUP AB*		41,600	355,271
HEXPOL AB*		5,500	187,052
INDUTRADE AB*		7,500	232,965
PRICER AB*		86,600	162,969
			938,257

UNITED KINGDOM	34.2%
ANITE PLC*		134,900	279,963
ASHTEAD GROUP PLC		100,900	417,027
ASOS PLC*		14,900	424,693
BARRATT DEVELOPMENTS PLC*		160,300	361,521
BODYCOTE PLC*		48,900	302,066
BOOKER GROUP PLC*		164,900	222,346
CAPE PLC*		38,400	253,420
DIPLOMA PLC		17,700	127,399
FENNER PLC		41,800	289,832
FERREXPO PLC*		30,400	148,596
GALLIFORD TRY PLC		31,900	318,898
IMAGINATION TECHNOLOGIES GROUP PLC*		37,300	408,379
INTERNATIONAL PERSONAL FINANCE PLC*		110,530	473,978
JUPITER FUND MANAGEMENT PLC		65,087	259,120
KENTZ CORP. LTD.*		17,900	140,291
MONEYSUPERMARKET.COM GROUP PLC		148,200	300,809
OPHIR ENERGY PLC*		26,400	214,299
RENISHAW PLC		14,200	302,079
ROCKHOPPER EXPLORATION PLC*		52,300	275,010
SIRIUS MINERALS PLC*		805,700	257,742
SPECTRIS PLC*		9,200	265,317
TT ELECTRONICS PLC*		76,000	197,841
			6,240,626

TOTAL EQUITIES
(COST: $15,527,958)			$17,790,595

TOTAL INVESTMENTS	97.4%
(COST: $15,527,958)			$17,790,595

OTHER ASSETS LESS LIABILITIES	2.6%		478,876

NET ASSETS - 100% (EQUIVALENT TO $11.53 PER SHARE BASED ON 1,584,087 SHARES OUTSTANDING)			$18,269,471

Cost of investments is $15,699,612 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,370,710
Gross unrealized depreciation			(279,727)
Net unrealized appreciation			$2,090,983

* Non-income producing security during the period ended March 31, 2012

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	14.2%
Consumer Staples	6.5%
Energy	12.0%
Financials	5.8%
Health Care	4.8%
Industrials	25.7%
Information Technology	16.8%
Materials	9.0%
Telecommunications Service	2.6%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.6%
AUSTRALIA	18.1%
ATLAS IRON LTD.*		15,000	$44,749
AWE LTD.*		20,000	41,330
BATHURST RESOURCES LTD.*		50,000	38,586
BOART LONGYEAR GROUP		30,000	129,274
BURU ENERGY LTD.*		15,000	50,032
CAMPBELL BROTHERS LTD.*		600	41,784
ILUKA RESOURCES LTD.		8,000	147,422
IMDEX LTD.*		15,000	47,235
KAROON GAS AUSTRALIA LTD.*		15,000	101,151
LINC ENERGY LTD.*		35,000	41,693
MCMILLAN SHAKESPEARE LTD.		8,000	91,321
MESOBLAST LTD.*		10,000	81,314
NRW HLDGS. LTD.		25,000	107,470
PALADIN ENERGY LTD.*		50,000	95,039
PANAUST LTD.*		25,000	78,725
PERSEUS MINING LTD.*		20,000	48,685
			1,185,810

CHINA	9.3%
AGILE PROPERTY HLDGS. LTD.*		50,000	57,691
BAIDU.COM, INC. ADR*		1,200	174,924
CHU KONG PETROLEUM & NATURAL GAS STEEL PIPE HLDGS. LTD.*		100,000	35,027
HUANENG RENEWABLES CORP. LTD.*		350,000	84,733
LONGFOR PROPERTIES CO. LTD.*		35,000	49,037
SINA CORP.*		1,000	65,000
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		400,000	146,802
			613,214

HONG KONG	11.0%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		12,000	32,606
EMPEROR WATCH & JEWELLERY LTD.*		800,000	126,714
GALAXY ENTERTAINMENT GROUP LTD.*		30,000	82,866
MONGOLIAN MINING CORP.*		100,000	95,035
SITC INTERNATIONAL HLDGS. CO. LTD.*		200,000	62,584
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		80,000	164,212
VINDA INTERNATIONAL HLDGS. LTD.*		100,000	154,529
			718,546

INDIA	8.1%
DISH TV INDIA LTD.*		50,000	62,715
HAVELLS INDIA LTD.*		8,000	89,838
IPCA LABORATORIES LTD.		15,000	98,695
JUBILANT FOODWORKS LTD.*		1,500	34,630
LANCO INFRATECH LTD.*		60,000	21,435
MCLEOD RUSSEL (INDIA) LTD.*		10,000	53,263
SHREE RENUKA SUGARS LTD.*		80,000	49,544
STERLITE INDUSTRIES INDIA LTD.*		30,000	65,394
TATA GLOBAL BEVERAGES LTD.*		25,000	55,133
			530,647

INDONESIA	14.6%
PT AKR CORPORINDO TBK*		450,000	211,614
PT ALAM SUTERA REALTY TBK*		1,500,000	101,706
PT BUMI SERPONG DAMAI*		400,000	56,431
PT ENERGI MEGA PERSADA TBK*		3,000,000	60,039
PT GAJAH TUNGGAL TBK*		150,000	43,881
PT INDOCEMENT TUNGGAL PRAKARSA TBK*		69,000	139,222
PT JASA MARGA*		300,000	168,963
PT MITRA ADIPERKASA TBK*		250,000	173,611
			955,467

JAPAN	3.1%
IBIDEN CO. LTD.		2,500	63,942
KEIHIN CORP.		4,000	74,036
TAIHEIYO CEMENT CORP.		30,000	66,691
			204,669

MALAYSIA	0.5%
AIRASIA BHD*		30,000	33,785

PHILIPPINES	1.0%
SECURITY BANK CORP.*		20,000	66,612

SINGAPORE	5.4%
EZION HLDGS. LTD.*		100,000	78,358
NOBLE GROUP LTD.*		50,000	54,890
SAKARI RESOURCES LTD.*		25,000	46,339
SEMBCORP MARINE LTD.*		8,000	33,602
STX OSV HLDGS. LTD.*		100,000	140,408
			353,597

SOUTH KOREA	14.8%
DUKSAN HI-METAL CO. LTD.*		4,000	82,256
GRAND KOREA LEISURE CO. LTD.*		2,000	38,569
HOTEL SHILLA CO. LTD.		2,000	85,168
HYUNDAI MIPO DOCKYARD CO. LTD.*		400	48,012
INTERFLEX CO. LTD.		6,000	301,840
NCSOFT CORP.*		100	26,433
ORION CORP.		150	105,379
SAM KANG M&T CO. LTD.*		20,000	151,626
SEEGENE, INC.*		1,000	61,692
SOOSAN HEAVY INDUSTRIES CO. LTD.*		18,000	30,819
YG ENTERTAINMENT, INC.*		1,000	39,495
			971,289

THAILAND	7.7%
ASIAN PROPERTY DEVELOPMENT PCL*		800,000	158,185
CHAROEN POKPHAND FOODS PCL*		100,000	120,746
HOME PRODUCT CENTER PCL		300,000	135,170
THAI UNION FROZEN PRODUCTS PCL		40,000	91,734
			505,835

TOTAL EQUITIES
(COST: $5,279,183)			$6,139,471

TOTAL INVESTMENTS	93.6%
(COST: $5,279,183)			$6,139,471

OTHER ASSETS LESS LIABILITIES	6.4%		421,291

NET ASSETS - 100% (EQUIVALENT TO $8.41 PER SHARE BASED ON 780,278 SHARES OUTSTANDING)			$6,560,762

Cost of Investments is $5,279,183 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,082,223
Gross unrealized depreciation			(221,935)
Net unrealized appreciation			$860,288

* Non-income producing security during the period ended March 31, 2012

ADR - American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	15.9%
Consumer Staples	9.6%
Energy	7.8%
Financials	7.5%
Health Care	3.7%
Industrials	19.3%
Information Technology	11.4%
Materials	14.6%
Telecommunication service	2.5%
Utilities	1.3%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$21,136,773	$66,337,808	$8,254,394
Total Level 1	21,136,773	66,337,808	8,254,394
Level 2 – Equities	-	-	-
Total Warrants	-	-	-
Total Corporate Bonds	505,920	-	-
Total Preferred Stock	317,278	-	-
Total Level 2	823,198	-	-
Level 3	-	-	-
Total Investments	$21,959,971	$66,337,808	$8,254,394

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$131,326,109	$4,100,454	$4,953,661
Total Europe	-	10,143,022	-
Total Other Countries	-	3,547,119	1,185,810
Total Level 1	131,326,109	17,790,595	6,139,471
Level 2	-	-	-
Level 3	-	-	-
Total Investments	$131,326,109	$17,790,595	$6,139,471

The Fund’s assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 30, 2012

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	May 30, 2012